Related Party Transactions (Details Narrative) $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 12, 2021 USD ($)	Jul. 01, 2021 USD ($) Integer shares	Jun. 30, 2024 USD ($) NotePayable	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Integer NotePayable shares	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Debt instrument interest rate			1.25%		1.25%
Debt instrument, maturity date			Jun. 30, 2026		Jun. 30, 2026
Number of notes payable to related party | NotePayable			3		3
DIH Hong Kong [Member]
Related Party Transaction [Line Items]
Percentage of Interest own by wholly owned subsidiaries			100.00%		100.00%
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Number of warrants or rights converted into shares | shares					2
Hocoma AG [Member]
Related Party Transaction [Line Items]
Original contribution agreement date		Jul. 01, 2021
Number of employees managing MDR certification | Integer					2
Net settlement amount			$ (118)		$ (267)	$ 1,992
Long-term related party receivable			324		324	324
Hocoma AG [Member] | Related Party One [Member]
Related Party Transaction [Line Items]
Notes payable - related party			10,470
Hocoma AG [Member] | Related Party Two [Member]
Related Party Transaction [Line Items]
Notes payable - related party			7,800
Hocoma AG [Member] | Related Party Three [Member]
Related Party Transaction [Line Items]
Notes payable - related party			1,570
Hocoma AG [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement date		Jul. 01, 2021
Hocoma AG [Member] | Business Asset Share And Ip Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate	1.25%
Debt instrument term	5 years
Debt instrument, maturity date	Jun. 30, 2026
IP rights and trademarks	$ 1,570
DIH Nevada [Member] | Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction | shares		10,000
Original contribution agreement amount		$ 7,800
Debt instrument interest rate		1.25%
Debt instrument term		5 years
Debt instrument, maturity date		Jun. 30, 2026
Hocoma Medical Gmbh [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement amount		$ 10,470
DIH US Corporation [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction | shares		10,000
DIH Holding US Inc [Member] | Transfer of Membership Interests Agreement [Member]
Related Party Transaction [Line Items]
Original contribution agreement amount		$ 10,470
Debt instrument interest rate		1.25%
Debt instrument term		5 years
Debt instrument, maturity date		Jun. 30, 2026
Number of employees managing MDR certification | Integer		200
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable - related party			10,722		11,457	17,301
Motek Group [Member]
Related Party Transaction [Line Items]
Purchases amount to related party			$ 2,995	$ 2,769	$ 13,599	$ 11,869